Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SUMMARY OF FAIR VALUE HIERARCHY THE COMPANY’S ASSETS AND LIABILITIES

The following tables present the Company’s fair value hierarchy for its financial liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

	Fair Value Measurements at September 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Related party convertible notes payable, at fair value	$-	$-	$7,530	$7,530
Convertible Notes payable at Fair Value	-	-	9,480	9,480
Warrant liability	-	-	850	850
	$-	$-	$17,860	$17,860

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Related party convertible notes payable, at fair value	$-	$-	$6,524	$6,524
Convertible Notes payable at Fair Value	-	-	8,986	8,986
Warrant liability	-	-	945	945
	$-	$-	$16,455	$16,455

The following tables present the Company’s fair value hierarchy for its financial liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Related party convertible notes payable, at fair value			6,524	6,524
Convertible Notes payable at Fair Value	—	—	8,986	8,986
Warrant liability	—	—	945	945
	—	—	16,455	16,455

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Related party convertible notes payable, at fair value	—	—	3,764	3,764
Convertible Notes payable at Fair Value	—	—	—	—
Warrant liability	—	—	430	430
	—	—	4,194	4,194

SUMMARY OF FAIR VALUE MEASURED ON RECURRING BASIS

The following table shows the change in the fair value of the warrant liability (in thousands):

Amount
Balance as of December 31, 2023	$430
Issuance of common stock warrants	-
Change in fair value of warrant liabilities	531
Balance as of September 30, 2024	$961

Amount
Balance as of December 31, 2024	$945
Change in fair value of warrant liabilities	$(95)
Balance as of September 30, 2025	$850

The following table shows the change in the fair value of the warrant liability (in thousands):

Amount
Balance as of December 31, 2022	—
Issuance of common stock warrants	400
Change in fair value of warrant liabilities	30
Balance as of December 31, 2023	430
Change in fair value of warrant liabilities	515
Balance as of December 31, 2024	945

Schedule of Change in Fair Value of the Convertible Notes at Fair Value

The following table shows the change in the fair value of the Convertible Notes at Fair Value (in thousands):

	Related party convertible notes payable at fair value	January 2024 Convertible Notes	Total Convertible Notes at Fair Value
Balance as of December 31, 2023	$3,764	$-	$3,764
Issuance of Convertible Notes at Fair Value	-	$6,500	$6,500
Gain on extinguishment of debt recorded as a capital transaction	(343)	-	$(343)
Change in fair value of Related Party note and Convertible Notes at Fair Value	1,457	2,349	$3,806
Balance as of September 30, 2024	$4,878	$8,849	$13,727

Balance as of December 31, 2024	$6,524	$8,986	$15,510
Issuance of Convertible Notes at Fair Value	-	-	-
Change in fair value of Related party note and Convertible Notes at Fair Value	1,006	494	1,500
Balance as of September 30, 2025	$7,530	$9,480	$17,010

The following table shows the change in the fair value of the Convertible Notes at Fair Value (in thousands):

	2019 Convertible Note	2021 Convertible Note	January 2024 Convertible Notes	Total Convertible Notes at Fair Value
Balance as of December 31, 2022	2,687	496	—	3,183
Change in fair value of Related Party note payable at Fair Value	492	89	—	581
Balance as of December 31, 2023	3,179	585		3,764
Issuance of Convertible Notes at Fair Value	—	—	6,500	6,500
Gain on extinguishment of debt recorded as a Capital transaction	(291)	(52)	—	(343)
Change in fair value of Related party note and Convertible Notes at Fair Value	2,641	462	2,486	5,589
Balance as of December 31, 2024	5,529	995	8,986	15,510

Schedule of Probability-Weighted Valuation Model Used to Value the Convertible Notes at Fair Value

The following tables set forth the significant inputs to the probability-weighted valuation model used to value the Convertible Notes at Fair Value as of September 30, 2025:

2019 and 2021 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount Rate
SPAC Transaction	10/22/2025	95%	57%
Maturity	2/28/2026	5%	57%
Default Feature	N/A	N/A	N/A

January 2024 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount Rate
SPAC Transaction	10/22/2025	95%	48%
Maturity	02/28/2026	5%	48%
Default Feature	N/A	N/A	N/A

The following table sets forth the significant inputs to the probability-weighted valuation model used to value the Convertible Notes at Fair Value as of December 31, 2024:

2019 and 2021 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount Rate
SPAC Transaction	4/3/2025	75%	54%
Maturity	2/28/2026	10%	54%
Default Feature	N/A	15%	54%

January 2024 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount Rate
SPAC Transaction	4/3/2025	75%	45%
Maturity	7/12/2025	10%	45%
Default Feature	7/12/2025	15%	45%

The following tables set forth the significant inputs to the probability-weighted valuation model used to value the Convertible Notes at Fair Value as of December 31, 2024:

2019 and 2021 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount Rate
SPAC Transaction	4/3/2025	75%	54%
Maturity	2/28/2026	10%	54%
Default Feature	N/A	15%	54%

January 2024 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount Rate
SPAC Transaction	4/3/2025	75%	45%
Maturity	7/12/2025	10%	45%
Default Feature	7/12/2025	15%	45%

The following table sets forth the significant inputs to the probability-weighted valuation model used to value the Convertible Notes at Fair Value as of December 31, 2023:

2019 and 2021 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount Rate
Maturity	1/22/2024	89%	29%
Equity Financing	8/31/2024	0%	29%
Corporate Transaction	12/31/2024	10%	29%
Default Feature	1/22/2024	1%	29%

CSLM Acquisition Corp [Member]
SUMMARY OF FAIR VALUE HIERARCHY THE COMPANY’S ASSETS AND LIABILITIES

The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)
As of September 30, 2025
Assets:
Treasury Trust Funds held in Trust Account	$12,289,337	$-	$-
Liabilities:
Forward Purchase Agreement Liability	$-	$-	$18,842,073

As of December 31, 2024
Assets:
Treasury Trust Funds held in Trust Account	$16,053,202	$-	$-

The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)
As of December 31, 2024
Assets:
Treasury Trust Funds held in Trust Account	$16,053,202	$—	$—
As of December 31, 2023
Assets:
Treasury Trust Funds held in Trust Account	$51,976,918	$—	$—

SUMMARY OF FAIR VALUE MEASURED ON RECURRING BASIS

The following table presents the change in fair value of recurring Level 3 fair value measurements for the three and nine months ended September 30, 2025:

Balance - December 31, 2024	$-
Change in fair value	-
Balance - March 31, 2025	-
Change in fair value	-
Balance - June 30, 2025	-
Forward Purchase Agreement Liability	17,573,073
Change in fair value	1,269,000
Balance - September 30, 2025	$18,842,073

SCHEDULE OF FAIR VALUE HIERARCHY DUE TO UNOBSERVABLE INPUTS

	July 31,	September 30,
	2025	2025
Closing share price	$12.70	$14.00
Maturity date	July 31, 2028	September 30, 2028
Estimated volatility	61.00%	60.00%
Risk-free rate	3.90%	3.60%
Discount rate	6.20%	6.10%